Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net
6.	Intangible assets, net

	At December 31,
	2025	2024
Acquired software	$1,434,346	$419,722
Accumulated amortization	(337,178)	(163,760)
	$1,097,168	$255,962

During the year ended December 31, 2025, the Company acquired software from independent third parties software developer amounted to US$1,010,808 to cope with the Company’s expansion.

Amortization included in:

	Years ended December 31,
	2025	2024
Cost of sales	$172,318	$83,944

Acquired software was amortized over five years. Estimated annual amortization expense related to acquired software is set out below:

2026	$286,869
2027	277,254
2028	216,280
2029	202,516
2030	114,249
$1,097,168